Income Tax Expense	6 Months Ended
Sep. 30, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE

NOTE 12 — INCOME TAX EXPENSE

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Hong Kong enterprises income tax:
Current tax	$18,067	$150,303
Deferred tax	—	—
Total	$18,067	$150,303

Cellyan Biotechnology Co., Ltd was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

The Group’s tax charge is applicable solely to its Hong Kong operating entities, which may be subject to current income tax and deferred income tax.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended September 30, 2025 and 2024:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Hong Kong Statutory income tax rate	16.50%	16.50%
Permanent difference for non-deductible expense	-%	2.26%
Permanent difference for non-taxable income	(0.13)%	(1.29)%
Deferred tax not provided for	2.30%	1.24%
Previous years’ operating loss deducted in current year	-%	-%
Effect of Hong Kong preferential tax rate	(10.56)%	(2.31)%
Effect of different tax jurisdiction	2.41	-%
Effective tax rate	10.52%	16.40%